Operating Segments Information - Geographic Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of geographical areas [line items]
Net revenue from external customers	$ 1,069,985.4	$ 35,773.5	$ 1,031,473.6	$ 977,447.2
Non-current Assets	1,392,005.7		1,090,637.0
Taiwan [member]
Disclosure of geographical areas [line items]
Net revenue from external customers				88,046.1
Non-current Assets	1,344,352.6		1,039,471.3
United States [member]
Disclosure of geographical areas [line items]
Net revenue from external customers				635,851.7
Non-current Assets	8,850.1		7,569.8
China [member]
Disclosure of geographical areas [line items]
Net revenue from external customers				110,201.4
Non-current Assets	38,586.6		43,574.5
Europe, the Middle East and Africa [member]
Disclosure of geographical areas [line items]
Net revenue from external customers				69,046.8
Non-current Assets	186.2		8.3
Japan [member]
Disclosure of geographical areas [line items]
Net revenue from external customers				60,628.0
Non-current Assets	27.1		$ 13.1
Others [member]
Disclosure of geographical areas [line items]
Net revenue from external customers				$ 13,673.2
Non-current Assets	$ 3.1